Document and Entity Information	Jun. 13, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 13, 2024
Entity Registrant Name	TRANE TECHNOLOGIES PLC
Entity Incorporation State Country Code	L2
Entity File Number	001-34400
Entity Tax Identification Number	98-0626632
Entity Address Address Line 1	170/175 Lakeview Drive
Entity Address Address Line 2	Airside Business Park
Entity Address City Or Town	Swords Co. Dublin
Entity Address Country	IE
Entity Address Postal Zip Code	00000
Country Region	353
City Area Code	0
Local Phone Number	18707400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001466258
Amendment Flag	false
Common Stock [Member]
Document Information [Line Items]
Security 12b Title	Ordinary Shares, Par Value $1.00 per Share
Trading Symbol	TT
Security Exchange Name	NYSE
5.250% Senior Notes due 2033 [Member]
Document Information [Line Items]
Security 12b Title	5.250% Senior Notes due 2033
Trading Symbol	TT33
Security Exchange Name	NYSE